                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number 811-21893
                                              -----------------------

                 Nuveen Global Government Enhanced Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                              333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                              333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: December 31
                                              -------------------

                  Date of reporting period: December 31, 2006
                                            -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                 ANNUAL REPORT DECEMBER 31, 2006

                        NUVEEN INVESTMENTS
                        CLOSED-END
                        FUNDS

                      NUVEEN
           GLOBAL GOVERNMENT
             ENHANCED INCOME
                        FUND
                         JGG

                        HIGH CURRENT INCOME
                        AND GAINS FROM AN
                        ENHANCED GLOBAL
                        DEBT STRATEGY

                                                                     NUVEEN LOGO

COVER PHOTO

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

         WWW.INVESTORDELIVERY.COM             OR       WWW.NUVEEN.COM/ACCOUNTACCESS
         if you get your Nuveen Fund                   if you get your Nuveen Fund
         dividends and statements from                 dividends and statements directly
         your financial advisor or                     from Nuveen.
         brokerage account.
         (Be sure to have the address
         sheet that accompanied this
         report handy. You'll need it to
         complete the enrollment process.)

                                                                     NUVEEN LOGO

                                                 (TIMOTHY R. SCHWERTFEGER PHOTO)
                                                         Timothy R. Schwertfeger
                                                           Chairman of the Board


     CHAIRMAN'S
           LETTER TO SHAREHOLDERS

      Dear Shareholder,

      I am very pleased to report that since its inception in late June, your Fund continued to provide you with attractive income and enhanced total return potential. For more information on your Fund's performance, please read the Portfolio Manager's Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

      Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, an investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."

      As you look through this report, be sure to review the inside front cover. This contains information on how you can receive future Fund reports and other Fund information faster by using e-mails and the Internet. Sign up is quick and easy - just follow the step-by-step instructions.

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

(TIMOTHY R. SCHWERTFEGER SIG)
Timothy R. Schwertfeger
Chairman of the Board

February 15, 2007

Nuveen Investments Closed-End Funds (JGG)

PORTFOLIO MANAGER'S
          COMMENTS

The Fund is managed by Nuveen Asset Management (NAM), a wholly-owned subsidiary of Nuveen Investments. NAM's taxable fixed income team has worked together since 2000, with senior professionals averaging over 17 years of investment experience. The team is led by Andrew Stenwall, who is responsible for developing and administering the Fund's portfolio strategy. Mr. Stenwall, who has 18 years of industry experience, has been a Managing Director of NAM since August 2004. Here Andy discusses the performance of the Fund.

WHAT WERE THE GENERAL ECONOMIC CONDITIONS AND MARKET TRENDS OVER THE SECOND HALF OF 2006?
Economic conditions throughout the second half of 2006 were generally favorable. While the inflation-adjusted growth of the U.S. Gross Domestic Product (GDP) slowed substantially during the 2nd and 3rd quarters of 2006, estimated GDP growth for 2006 actually increased to 3.3% from 3.1% in 2005. The U.S. inflation rate, as measured by the Consumer Price Index, dropped to 2.5% in 2006 from 3.5% in 2005.

In contrast, Euro-zone and Japanese inflation-adjusted GDP accelerated to growth rates of 2.7% and 2.2% in 2006 from 1.0% and 1.4% in 2005, respectively. The rate of inflation in the Euro-zone declined to 1.9% in 2006 from 2.2% in 2005 while Japanese inflation actually accelerated to 0.3% year over year from -0.1% in 2006. The European Central Bank (ECB) and the Bank of Japan (BOJ) both raised rates in the second half of 2006 and are expected to continue raising rates into 2007.

The modest global inflation, high levels of global liquidity and improvements in global growth led to strong total return performance in global equity markets and credit-sensitive securities. In addition, the relative stability in interest rates and high level of investor certainty led to a drop in both global interest rates and their volatility.

WHAT STRATEGIES AND TACTICS DID YOU USE TO MANAGE THE FUND'S ASSETS OVER THIS PERIOD?
Since the Fund's inception in late June 2006, we have managed the Fund in a manner designed to help it achieve its investment objectives. We used an integrated, three-part investment strategy: First, we invested substantially all of the Fund's assets directly or indirectly in government debt securities from several different countries, each with a relatively steep government debt yield curve. Second, we sought to enhance the returns and reduce the risk of the Fund's portfolio through an option strategy that involved selling slightly out-of-the-money call options on individual or baskets of global government debt securities representing approximately 80% of the Fund's managed assets. Third, we bought the currencies of countries with relatively high interest rates and sold the currencies of countries with relatively low interest rates to enhance the Fund's return.

HOW DID THE FUND PERFORM SINCE INCEPTION THROUGH DECEMBER 31, 2006?

CUMULATIVE TOTAL RETURN ON NET ASSET VALUE

                                    SINCE INCEPTION RETURNS 6/27/06 THROUGH 12/31/06
--------------------------------------------------------------------------------------------------------------
JGG                                                       5.56%
--------------------------------------------------------------------------------------------------------------
Citigroup Currency-Hedged World
  Government Bond Index(1)                                4.12%
--------------------------------------------------------------------------------------------------------------

During the inception period, we were able to achieve our objectives of growing the net asset value, distributing monthly dividends of $0.135 per share since inception, and maintaining a relatively low level of net asset value volatility. The fund outperformed its comparative benchmark by 1.44% from the Fund's inception through 12/31/2006.

Amid a backdrop of weaker U.S. growth and stronger global growth we invested the portfolio in non-U.S. government bonds in countries with steep yield curves, relatively high inflation adjusted yields that we believe offered the best total return opportunities. To further enhance the return of the fund over the reporting period, we sold call options on our long government bond positions to capture premium and to shift potential return from a drop in global interest rates to the current market environment. We further enhanced the return of the portfolio for this period by adding non-U.S. dollar currency exposure in those countries that we believe are most likely to appreciate verses the U.S. dollar and other currencies.


--------------------------------------------------------------------------------
1 The WGBI is a market capitalization weighted benchmark that tracks the performance of local currency sovereign debt issued by 22 countries and includes only bonds rated investment grade by either S&P or Moody's.
--------------------------------------------------------------------------------

DISTRIBUTION AND SHARE PRICE
        INFORMATION

This Fund has a managed distribution policy designed to provide relatively stable monthly cash flow to investors. JGG has paid five monthly distributions since its inception in late June 2006.

We are providing you with information regarding your Fund's distributions. This information is as of December 31, 2006, and likely will vary over time based on the Fund's investment activities and portfolio investment value changes.

The goal of a managed distribution program is to provide shareholders relatively consistent and predictable cash flow by systematically converting its expected long-term return potential into regular monthly distributions. As a result, regular distributions throughout the year will likely include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about a managed distribution program are:
  - The Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about the Fund's past or future investment performance from its current distribution rate.
  - Actual returns will differ from projected long-term returns (and therefore the Fund's distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) fund net asset value.
  - Each month's distributions are expected to be paid from some or all of the following sources:
       - net investment income (regular interest and dividends),
       - realized capital gains, and
       - unrealized gains, or, in certain cases, a return of principal (non-taxable distributions)
  - A non-taxable distribution is a payment of a portion of the Fund's capital. When the Fund's returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when the Fund's returns fall short of distributions, it will represent a portion of your original principal unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when the fund's total return exceeds distributions.

  - Because distribution source estimates are updated monthly during the year, based on the Fund's performance and forecast for its current fiscal year (which is the calendar year for the Fund), these estimates may differ from both the tax information reported to you in your Fund's 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides information regarding the Fund's distributions and total return performance for the fiscal year ended December 31, 2006. The distribution information is presented on a tax basis rather than on a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Fund's returns for the specified time period was sufficient to meet the Fund's distributions. Information regarding such distributions in the future will likely vary based on the Fund's investment activities and portfolio investment value changes at that time.

------------------------------------------------------------------------------
    AS OF 12/31/2006                                                JGG
------------------------------------------------------------------------------
    Inception date                                                 6/27/06
    Since Inception:
      Per share distribution:
        From net investment income                                   $0.68
        From short-term capital gains                                   --
        From long-term capital gains                                    --
        From return of capital                                          --
                                                                  --------
      Total per share distribution                                   $0.68
                                                                  --------
      Distribution rate on NAV                                       3.49%

    Cumulative since inception total return on NAV                   5.56%
------------------------------------------------------------------------------

At the end of the reporting period, the Fund's share price was trading at 4.72% premium to its NAV.

Nuveen Global Government Enhanced Income Fund
JGG

PERFORMANCE
     OVERVIEW As of December 31, 2006

(2006 MONTHLY DISTRIBUTIONS PER SHARE BAR CHART)

Aug                                                                              0.135
Sep                                                                              0.135
Oct                                                                              0.135
Nov                                                                              0.135
Dec                                                                              0.135

(SHARE PRICE PERFORMANCE CHART)
Past performance is not predictive of future results.

6/30/2006                                                                        20.01
                                                                                 20.00
                                                                                 20.00
                                                                                 19.75
                                                                                 19.39
                                                                                 19.50
                                                                                 19.10
                                                                                 19.36
                                                                                 19.28
                                                                                 19.54
                                                                                 19.35
                                                                                 19.59
                                                                                 19.39
                                                                                 19.70
                                                                                 19.72
                                                                                 19.48
                                                                                 19.35
                                                                                 19.35
                                                                                 19.29
                                                                                 19.41
                                                                                 19.35
                                                                                 19.40
                                                                                 19.91
                                                                                 19.95
                                                                                 19.91
                                                                                 19.99
                                                                                 20.40
12/31/2006                                                                       20.40

FUND SNAPSHOT

-------------------------------------------------------------------------------------
Share Price                                                                    $20.40
-------------------------------------------------------------------------------------
Net Asset Value                                                                $19.48
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                       4.72%
-------------------------------------------------------------------------------------
Current Distribution Rate(1)                                                    7.94%
-------------------------------------------------------------------------------------
Net Assets ($000)                                                            $180,593
-------------------------------------------------------------------------------------


CUMULATIVE TOTAL RETURN
(Inception 6/27/06)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
Since Inception                                                    5.55%        5.56%

-------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)

-------------------------------------------------------------------------------------
Sovereign Debt                                                                  21.9%
-------------------------------------------------------------------------------------
Short-Term Investments(2)                                                       78.1%
-------------------------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.
2 Substantially all of the Fund's short-term investments are used as collateral for the derivative transactions.

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
NUVEEN GLOBAL GOVERNMENT ENHANCED INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Global Government Enhanced Income Fund (the "Fund") at December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period June 26, 2006 (commencement of operations) through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
February 28, 2007

Nuveen Global Government Enhanced Income Fund (JGG)

Portfolio of
        INVESTMENTS December 31, 2006

   PRINCIPAL
AMOUNT (000)         DESCRIPTION                                         COUPON     MATURITY     RATINGS (1)   VALUE
------------------------------------------------------------------------------------------------------------------------
                     SOVEREIGN DEBT - 21.3%(2)
                     GERMANY - 11.0%
     15,000    EUR   Deutschland Republic                                4.000%     7/04/16        AAA       $19,865,916
------------------------------------------------------------------------------------------------------------------------
                     SWEDEN - 10.3%
    135,000    SEK   Republic of Sweden                                  3.000%     7/12/16        AAA        18,519,923
------------------------------------------------------------------------------------------------------------------------
                     TOTAL SOVEREIGN DEBT (COST $36,986,212)                                                  38,385,839
                     ===================================================================================================

   PRINCIPAL
AMOUNT (000)         DESCRIPTION                                         COUPON     MATURITY     RATINGS (1)   VALUE
------------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 75.8%
                     U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 75.3%
 $   35,000          Federal National Mortgage Association               0.000%     1/03/07        Aaa       $34,990,113
     18,000          Federal Home Loan Banks, Discount Notes             0.000%     1/26/07        Aaa        17,935,875
     25,000          Federal Home Loan Mortgage Corporation, Discount    0.000%     2/08/07        Aaa        24,864,361
                      Notes
     58,500          Federal Home Loan Mortgage Corporation, Discount    0.000%     2/16/07        Aaa        58,122,113
                      Notes
------------------------------------------------------------------------------------------------------------------------
    136,500          Total U.S. Government and Agency Obligations                                            135,912,462
                      (cost $135,912,462)
------------------------------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENTS - 0.5%
        951          Repurchase Agreement with Fixed Income Clearing     4.580%     1/02/07        N/R           951,208
                      Corporation, dated 12/29/06,
                      repurchase price $951,692, collateralized by
                      $830,000 U.S. Treasury Bonds,
                      6.250%, due 8/15/23, value $972,245
------------------------------------------------------------------------------------------------------------------------
 $  137,451          TOTAL SHORT-TERM INVESTMENTS (COST $136,863,670)                                        136,863,670
========================================================================================================================

                                                                               PAY/RECEIVE
                                                          FLOATING RATE           FLOATING   EXERCISE   EXPIRATION
   DESCRIPTION                 COUNTERPARTY               INDEX                       RATE       RATE         DATE
   ---------------------------------------------------------------------------------------------------------------
                               PUT SWAPTIONS - 0.0%
   OTC - 10-Year Interest
    Rate Swap                  Citigroup                       6-Month WIBOR           Pay      6.440%     3/06/07
   OTC - 10-Year Interest
    Rate Swap                  Citigroup                      3-Month STIBOR           Pay      4.945%     3/06/07
   OTC - 10-Year Interest
    Rate Swap                  Citigroup                      6-Month PRIBOR           Pay      5.100%     3/06/07
   OTC - 10-Year Interest
    Rate Swap                  Citigroup                   6-Month JPY LIBOR           Pay      2.847%     3/07/07
   OTC - 10-Year Interest
    Rate Swap                  Goldman Sachs                   6-Month CIBOR           Pay      5.055%     3/07/07
   OTC - 10-Year Interest
    Rate Swap                  Goldman Sachs                   6-Month NIBOR           Pay      5.750%     3/07/07
   OTC - 10-Year Interest
    Rate Swap                  JPMorgan                      28-Day MXN TIIE           Pay      9.480%     2/28/07
   OTC - 10-Year Interest
    Rate Swap                  Merrill Lynch                 6-Month EURIBOR           Pay      4.915%     3/06/07
   OTC - 10-Year Interest
    Rate Swap                  Merrill Lynch                     3-Month CAD           Pay      5.274%     3/06/07
                                                                     BA-CDOR
   OTC - 10-Year Interest
    Rate Swap                  Merrill Lynch               6-Month CHF LIBOR           Pay      3.653%     3/06/07
   ---------------------------------------------------------------------------------------------------------------


                                                                                NOTIONAL
   DESCRIPTION                                                                   AMOUNT             PREMIUM             VALUE
   -------------------------  --------------------------------------------------------------------------------------------------
   OTC - 10-Year Interest                                                                                           $     2,323
    Rate Swap                                                                 56,000,000 PLN        25,200 PLN
   OTC - 10-Year Interest                                                                                                 3,848
    Rate Swap                                                                130,000,000 SEK        14,300 SEK
   OTC - 10-Year Interest                                                                                                   628
    Rate Swap                                                                395,000,000 CZK        79,000 CZK
   OTC - 10-Year Interest                                                                                                     8
    Rate Swap                                                              2,000,000,000 JPY       400,000 JPY
   OTC - 10-Year Interest                                                                                                13,420
    Rate Swap                                                                105,000,000 DKK         7,875 DKK
   OTC - 10-Year Interest                                                                                                 1,680
    Rate Swap                                                                110,000,000 NOK         8,250 NOK
   OTC - 10-Year Interest                                                                                                 2,553
    Rate Swap                                                                200,000,000 MXN        70,000 MXN
   OTC - 10-Year Interest                                                                                                   423
    Rate Swap                                                                 14,000,000 EUR         1,000 EUR
   OTC - 10-Year Interest                                                                                                   157
    Rate Swap                                                                 19,500,000 CAD         2,500 CAD
   OTC - 10-Year Interest                                                                                                   197
    Rate Swap                                                                 21,500,000 CHF         1,500 CHF
   -------------------------

                   TOTAL PUT SWAPTIONS (COST $32,068)                                                                     25,237
                   =============================================================================================================
                   TOTAL INVESTMENTS (COST $173,881,950) - 97.1%                                                     175,274,746
                   =============================================================================================================

                                                                               PAY/RECEIVE
                                                          FLOATING RATE           FLOATING   EXERCISE   EXPIRATION
   DESCRIPTION                 COUNTERPARTY               INDEX                       RATE       RATE         DATE
   ---------------------------------------------------------------------------------------------------------------
                               CALL SWAPTIONS WRITTEN - (0.1)%
   OTC - 10-Year Interest
    Rate Swap                  Goldman Sachs                28-Day MXN TIIE        Receive      7.820%     1/08/07
   OTC - 10-Year Interest
    Rate Swap                  Goldman Sachs                  6-Month CIBOR        Receive      4.095%     1/15/07
   OTC - 10-Year Interest
    Rate Swap                  Goldman Sachs                  6-Month NIBOR        Receive      4.845%     1/15/07
   OTC - 10-Year Interest
    Rate Swap                  Goldman Sachs                 3-Month STIBOR        Receive      4.005%     1/15/07
   OTC - 10-Year Interest
    Rate Swap                  Goldman Sachs                  6-Month WIBOR        Receive      4.965%     1/22/07
   OTC - 10-Year Interest
    Rate Swap                  Goldman Sachs              6-Month JPY LIBOR        Receive      1.685%     1/22/07
   OTC - 10-Year Interest
    Rate Swap                  Merrill Lynch                6-Month EURIBOR        Receive      3.997%     1/18/07
   OTC - 10-Year Interest
    Rate Swap                  Merrill Lynch                    3-Month CAD        Receive      4.375%     1/18/07
                                                                    BA-CDOR
   OTC - 10-Year Interest
    Rate Swap                  Morgan Stanley             6-Month CHF LIBOR        Receive      2.724%     1/17/07
   ---------------------------------------------------------------------------------------------------------------


                                                             NOTIONAL
   DESCRIPTION                                                AMOUNT                PREMIUM                VALUE
   -------------------------  ------------------------------------------------------------------------------------
   OTC - 10-Year Interest                                                                             $    (48,037)
    Rate Swap                                           (200,000,000) MXN        (680,000) MXN
   OTC - 10-Year Interest                                                                                     (299)
    Rate Swap                                           (105,000,000) DKK        (252,000) DKK
   OTC - 10-Year Interest                                                                                   (3,336)
    Rate Swap                                           (110,000,000) NOK        (286,000) NOK
   OTC - 10-Year Interest                                                                                     (520)
    Rate Swap                                           (130,000,000) SEK        (338,000) SEK
   OTC - 10-Year Interest                                                                                  (15,407)
    Rate Swap                                            (56,000,000) PLN        (165,729) PLN
   OTC - 10-Year Interest                                                                                  (96,621)
    Rate Swap                                         (2,000,000,000) JPY      (3,700,000) JPY
   OTC - 10-Year Interest                                                                                   (2,152)
    Rate Swap                                            (14,000,000) EUR         (57,400) EUR
   OTC - 10-Year Interest                                                                                  (19,818)
    Rate Swap                                            (19,500,000) CAD         (51,675) CAD
   OTC - 10-Year Interest                                                                                  (16,038)
    Rate Swap                                            (21,500,000) CHF         (37,625) CHF
   -------------------------

                   TOTAL CALL SWAPTIONS WRITTEN (PREMIUMS RECEIVED $440,905)                                            (202,228)
                   =============================================================================================================
                   OTHER ASSETS LESS LIABILITIES - 3.0%                                                                5,520,625
                   =============================================================================================================
                   NET ASSETS - 100%                                                                                $180,593,143
                   =============================================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OUTSTANDING AT DECEMBER 31, 2006:

                                                                                        UNREALIZED
   CURRENCY                                                                           APPRECIATION
   CONTRACTS TO             AMOUNT    IN EXCHANGE             AMOUNT   SETTLEMENT   (DEPRECIATION)
   DELIVER        (LOCAL CURRENCY)   FOR CURRENCY   (LOCAL CURRENCY)         DATE   (U.S. DOLLARS)
   -----------------------------------------------------------------------------------------------
   Canadian
    Dollar               5,000,000   U.S. Dollar           4,448,399      1/26/07   $     157,514
   Czech Koruna        100,000,000   U.S. Dollar           4,780,800      3/27/07         (54,377)
   Danish Krone         26,000,000   U.S. Dollar           4,400,812      1/26/07        (207,374)
   Euro                  3,500,000   U.S. Dollar           4,420,010      1/26/07        (206,123)
   Euro                 15,000,000   U.S. Dollar          19,322,250      2/26/07        (532,210)
   Euro                  3,503,761   U.S. Dollar           4,625,000      3/19/07         (16,539)
   Japanese Yen        525,000,000   U.S. Dollar           4,504,891      1/04/07          90,941
   Japanese Yen        537,665,500   U.S. Dollar           4,625,000      3/19/07          60,236
   Norwegian
    Krone               14,500,000   U.S. Dollar           2,326,552      2/07/07          (3,032)
   Pound
    Sterling             1,000,000   U.S. Dollar           1,888,750      2/20/07         (69,757)
   Singapore
    Dollar               7,000,000   U.S. Dollar           4,463,716      1/29/07        (106,924)
   Swedish
    Krona               33,000,000   U.S. Dollar           4,543,077      1/10/07        (280,485)
   Swedish
    Krona              124,000,000   U.S. Dollar          17,563,739      2/26/07        (614,699)
   U.S. Dollar           4,521,769   Japanese Yen        525,000,000      1/04/07        (107,820)
                                       Brazilian
   U.S. Dollar           2,268,603          Real           5,000,000      1/10/07          67,264
                                       Brazilian
   U.S. Dollar           2,084,298          Real           4,500,000      1/10/07          17,983
                                         Swedish
   U.S. Dollar           4,608,102         Krona          33,000,000      1/10/07         215,460
   U.S. Dollar           4,461,847   Mexican Peso         49,000,000      1/16/07          70,834
                                     New Turkish
   U.S. Dollar           2,360,811          Lira           3,600,000      1/16/07         166,884
                                     New Turkish
   U.S. Dollar           1,956,947          Lira           2,900,000      1/16/07          79,251
                                           South
                                         African
   U.S. Dollar           2,421,402          Rand          18,600,000      1/16/07         225,802
   U.S. Dollar           4,470,772   Danish Krone         26,000,000      1/26/07         137,415
   U.S. Dollar           4,486,370          Euro           3,500,000      1/26/07         139,763
                                       Hungarian
   U.S. Dollar           2,398,879        Forint         505,000,000      1/26/07         247,470
                                     New Zealand
   U.S. Dollar           4,752,000        Dollar           7,200,000      1/26/07         312,665
                                       Norwegian
   U.S. Dollar           2,257,090         Krone          14,500,000      2/07/07          72,494
                                           Pound
   U.S. Dollar           1,933,180      Sterling           1,000,000      2/20/07          25,327
                                       Hungarian
   U.S. Dollar           1,984,324        Forint         400,000,000      3/02/07         106,547
   -----------------------------------------------------------------------------------------------
                                                                                    $      (5,490)
   ===============================================================================================

       Portfolio of INVESTMENTS December 31, 2006

INTEREST RATE SWAPS OUTSTANDING AT DECEMBER 31, 2006:

                                                 FUND                                            FIXED RATE
                             NOTIONAL     PAY/RECEIVE                               FIXED RATE      PAYMENT   TERMINATION
   COUNTERPARTY                AMOUNT   FLOATING RATE       FLOATING RATE INDEX   (ANNUALIZED)    FREQUENCY          DATE
   ----------------------------------------------------------------------------------------------------------------------
   Goldman Sachs      110,000,000 NOK             Pay         6-Month NOK LIBOR          4.810%      Annual       7/10/16
   Goldman Sachs      196,000,000 MXN             Pay           28-Day MXN TIIE          9.150       28-Day       7/12/16
   Goldman Sachs      138,000,000 ZAR         Receive   3-Month ZAR JIBAR SAFEX          8.870    Quarterly      10/23/16
   JPMorgan            56,000,000 PLN             Pay         6-Month PLN LIBOR          5.650       Annual       7/11/16
   JPMorgan           126,000,000 ZAR             Pay         3-Month ZAR LIBOR          8.808    Quarterly       7/12/16
   Merrill Lynch       19,500,000 CAD             Pay       3-Month CAD BA-CDOR          4.353   Semiannual      11/21/16
   Morgan Stanley     103,000,000 DKK             Pay         6-Month DKK LIBOR          4.458       Annual       7/07/16
   Morgan Stanley      21,500,000 CHF             Pay         6-Month CHF LIBOR          3.185       Annual       7/11/16
   Morgan Stanley     395,000,000 CZK             Pay         6-Month CZK LIBOR          4.060       Annual       7/11/16
   Morgan Stanley   2,000,000,000 JPY             Pay         6-Month JPY LIBOR          2.194   Semiannual       7/10/16
   ----------------------------------------------------------------------------------------------------------------------
   ======================================================================================================================

                       UNREALIZED
                     APPRECIATION
                   (DEPRECIATION)
   COUNTERPARTY    (U.S. DOLLARS)
   --------------  --------------
   Goldman Sachs   $     (99,593)
   Goldman Sachs       1,622,452
   Goldman Sachs        (811,210)
   JPMorgan              973,470
   JPMorgan              638,961
   Merrill Lynch        (137,504)
   Morgan Stanley        286,673
   Morgan Stanley        709,308
   Morgan Stanley        720,921
   Morgan Stanley        747,933
   -----------------------------
                   $   4,651,411
   =============================

          (1)      Ratings (not covered by the report of independent registered public accounting firm):
                   Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
                   Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
          (2)      Additional Sovereign Debt exposure is obtained from the Interest Rate Swap transactions.
          N/R      Not Rated.
          CAD      Canadian Dollar
          CHF      Swiss Franc
          CZK      Czech Koruna
          DKK      Danish Krone
          EUR      Euro
          JPY      Japanese Yen
          MXN      Mexican Peso
          NOK      Norwegian Krone
          PLN      Polish Zloty
          SEK      Swedish Krona
          ZAR      South African Rand
      BA-CDOR      Bankers Acceptances Offered Rate
        CIBOR      Copenhagen Inter-Bank Offered Rate
      EURIBOR      Euro Inter-Bank Offered Rate
  JIBAR-SAFEX      Johannesburg Inter-Bank Agreed Rate-South African Futures Exchange
        LIBOR      London Inter-Bank Offered Rate
        NIBOR      Norway Inter-Bank Offered Rate
       PRIBOR      Prague Inter-Bank Offered Rate
       STIBOR      Stockholm Inter-Bank Offered Rate
         TIIE      Mexican Peso-Inter-Bank Equilibrium Interest Rate
        WIBOR      Warsaw Inter-Bank Offered Rate

                                 See accompanying notes to financial statements.

Statement of
     ASSETS AND LIABILITIES December 31, 2006

------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $37,018,280)                         $  38,411,076
Short-term investments (at cost, which approximates value)         136,863,670
Cash denominated in foreign currencies (cost $684,570)                 685,029
Unrealized appreciation on forward foreign currency exchange
  contracts                                                          2,193,850
Unrealized appreciation on interest rate swaps                       4,788,915
Interest receivable                                                    770,660
Other assets                                                             1,180
------------------------------------------------------------------------------
     Total assets                                                  183,714,380
------------------------------------------------------------------------------
LIABILITIES
Call swaptions written, at value (premiums received
  $440,905)                                                            202,228
Unrealized depreciation on forward foreign currency exchange
  contracts                                                          2,199,340
Unrealized depreciation on interest rate swaps                         137,504
Accrued expenses:
  Management fees                                                      139,767
  Offering costs                                                       308,303
  Other                                                                134,095
------------------------------------------------------------------------------
     Total liabilities                                               3,121,237
------------------------------------------------------------------------------
Net assets                                                       $ 180,593,143
------------------------------------------------------------------------------
Shares outstanding                                                   9,269,802
------------------------------------------------------------------------------
Net asset value per share outstanding                            $       19.48
------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Shares, $.01 par value per share                                 $      92,698
Paid-in surplus                                                    176,596,847
Undistributed (Over-distribution of) net investment income            (482,706)
Accumulated net realized gain (loss) from investments and
  derivative transactions                                           (1,916,437)
Net unrealized appreciation (depreciation) of investments
  and derivative transactions                                        6,302,741
------------------------------------------------------------------------------
Net assets                                                       $ 180,593,143
------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      OPERATIONS
           For the Period June 27, 2006 (commencement of operations) through December 31, 2006

-----------------------------------------------------------------------------
INVESTMENT INCOME                                                $  4,470,018
-----------------------------------------------------------------------------
EXPENSES
Management fees                                                       806,841
Shareholders' servicing agent fees and expenses                            51
Custodian's fees and expenses                                          32,815
Trustees' fees and expenses                                             5,640
Professional fees                                                      43,700
Shareholders' reports - printing and mailing expenses                  59,277
Investor relations expense                                             31,912
Other expenses                                                          2,711
-----------------------------------------------------------------------------
Total expenses before custodian fee credit                            982,947
  Custodian fee credit                                                 (4,654)
-----------------------------------------------------------------------------
Net expenses                                                          978,293
-----------------------------------------------------------------------------
Net investment income                                               3,491,725
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investments                                                          (1,262)
  Foreign currencies                                                  206,698
  Forwards                                                            117,750
  Swaps                                                               708,315
  Call swaptions written                                             (670,616)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                       1,392,796
  Foreign currencies                                                   25,347
  Forwards                                                             (5,490)
  Swaps                                                             4,651,411
  Call swaptions written                                              238,677
-----------------------------------------------------------------------------
Net realized and unrealized gain (loss)                             6,663,626
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from operations            $ 10,155,351
-----------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS
           For the Period June 27, 2006 (commencement of operations) through December 31, 2006

------------------------------------------------------------------------------
OPERATIONS
Net investment income                                            $   3,491,725
Net realized gain (loss) from:
  Investments                                                           (1,262)
  Foreign currencies                                                   206,698
  Forwards                                                             117,750
  Swaps                                                                708,315
  Call swaptions written                                              (670,616)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                        1,392,796
  Foreign currencies                                                    25,347
  Forwards                                                              (5,490)
  Swaps                                                              4,651,411
  Call swaptions written                                               238,677
------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations               10,155,351
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                          (6,251,758)
------------------------------------------------------------------------------
Increase (decrease) in net assets
  from distributions to shareholders                                (6,251,758)
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares, net of offering costs                176,305,000
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions                                        284,466
------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share
  transactions                                                     176,589,466
------------------------------------------------------------------------------
Net increase (decrease) in net assets                              180,493,059
Net assets at the beginning of period                                  100,084
------------------------------------------------------------------------------
Net assets at the end of period                                  $ 180,593,143
------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
  at the end of period                                           $    (482,706)
------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
Nuveen Global Government Enhanced Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's shares are listed on the New York Stock Exchange and trade under the ticker symbol "JGG." The Fund was organized as a Massachusetts business trust on April 13, 2006.

Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,084 by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), the recording of the organization expenses ($10,000) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

The Fund's primary investment objective is to provide a high level of current income and gains. The Fund's secondary investment objective is to seek capital preservation. The Fund intends to pursue its investment objectives primarily by investing in global government debt securities directly, or indirectly by investing in debt related derivative instruments. In addition, the Fund will employ an option strategy and a currency strategy.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of fixed-income securities and derivative instruments are generally provided by an independent pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. If the pricing service is unable to supply a price for a derivative investment the Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that the market price for an investment is unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At December 31, 2006, the Fund had no such outstanding purchase commitments.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any.

Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute substantially all of its investment company taxable income to shareholders. In any year when the Fund realizes net capital gains, the Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay Federal corporate income taxes on such retained gains.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Fund intends to make monthly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Fund's Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the Fund's investment strategy through regular monthly distributions (a "Managed Distribution Policy"). Total distributions during a calendar year generally will be made from the Fund's net investment income, net realized capital gains and net unrealized capital gains in the Fund's portfolio, if any. The portion of distributions paid from net unrealized gains, if any, would be distributed from the Fund's assets and would be treated by shareholders as a non-taxable distribution for tax purposes. If the Fund's total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. In the event that total distributions during a calendar year exceed the Fund's total return on net asset value, the difference will be treated as a return of capital for tax purposes and will reduce net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and reflected in the financial statements contained in the annual report as of December 31 each year.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $10,000) and pay all offering costs (other than the sales load) that exceed $.04 per share. The Fund's share of offering costs of $370,000 was recorded as a reduction of the proceeds from the sale of shares.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Foreign Currency Transactions
The Fund is authorized to engage in foreign currency exchange transactions. The Fund may engage in foreign currency swap, forward, options and futures contracts. To the extent that the Fund invests in contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Interest Rate Swap Contracts
The Fund is authorized to enter into interest rate swap contracts consistent with its investment objectives and policies to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. In connection with these contracts, securities in the Fund's portfolio may be identified as collateral in accordance with the terms of the respective swap contract. Interest rate swap contracts involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a specified notional amount of principal.

Interest rate swap contracts are valued daily. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Income received or paid by the Fund on a interest rate swap contract is reported as a realized gain or loss on the Statement of Operations. Additionally, realized gains or losses are recorded upon the termination of a interest rate swap contract and are equal to the difference between the Fund's basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. Notional principal amounts are used to express the extent of involvement in these transactions, reducing the amounts potentially subject to counterparty credit risk.

Entering into interest rate swap contracts involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that there may be unfavorable changes in interest rates, and default by the counterparty on its obligation to perform or disagree as to the meaning of the contractual terms in the contracts. If there is a default by the counterparty to an interest rate swap contract, the Fund will be limited to contractual remedies pursuant to the contracts related to the transaction. There is no assurance that the counterparty to an interest rate swap will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the interest rate swap contracts. The creditworthiness of the counterparty to an interest rate swap is closely monitored in order to minimize this risk.

Options Transactions
The Fund may purchase put options and write (sell) call options on securities, swaps or currencies. The purchase of put options involves the risk of loss of all or a part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolios securities. When the Fund writes a call option, an amount equal to the net premium received (the premium

Notes to
    FINANCIAL STATEMENTS (continued)

less commission) is recorded as a liability and is subsequently adjusted to the current value of the written option until the option expires or the Fund enters into a closing purchase transaction. When a call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Fund, as writer of a call option, bears the risk of an unfavorable change in the market value of the security, swap or currency underlying the written option.

Forward Foreign Currency Exchange Contracts
Generally, the Fund may enter into forward foreign currency exchange contracts under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency contracts are valued daily at the forward rate. The change in market value is recorded as an unrealized gain or loss by a Fund. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will generally not be entered into for terms greater than three months. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Foreign Currency Translation
To the extent that the Fund invests in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates on investments and derivative transactions are included with Net realized gain (loss) from foreign currencies and Change in net unrealized appreciation (depreciation) of foreign currencies in the Statement of Operations.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in shares for the period June 27, 2006 (commencement of operations) through December 31, 2006, were as follows:

--------------------------------------------------------------------------------
Shares sold                                                            9,250,000
Shares issued to shareholders due to reinvestment of
  distributions                                                           14,562
--------------------------------------------------------------------------------
                                                                       9,264,562
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS
Purchases and sales (excluding put swaptions, short-term investments and derivative transactions) for the period June 27, 2006 (commencement of operations) through December 31, 2006, were as follows:

-------------------------------------------------------------------------------
Purchases                                                           $36,920,799
Sales                                                                        --
-------------------------------------------------------------------------------

Transactions in call swaptions written during the period June 27, 2006 (commencement of operations) through December 31, 2006, were as follows:

                                                  NUMBER OF            PREMIUMS
                                                  CONTRACTS            RECEIVED
-------------------------------------------------------------------------------
Outstanding, beginning of period                         --            $     --
Call swaptions written                       12,458,750,000           2,546,052
Call swaptions terminated in closing
  purchase transactions                      (8,328,750,000)         (1,245,201)
Call swaptions expired                       (1,474,000,000)           (859,946)
-------------------------------------------------------------------------------
Outstanding, end of period                    2,656,000,000            $440,905
-------------------------------------------------------------------------------

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and Federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

-------------------------------------------------------------------------------
Cost of investments                                                $174,304,269
-------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call swaptions written) at December 31, 2006, were as follows:

-------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                       $1,409,105
  Depreciation                                                         (438,628)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments              $970,477
-------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2006, the Fund's tax year end, were as follows:

-------------------------------------------------------------------------------
Undistributed net ordinary income *                                    $296,450
Undistributed net long-term capital gains                                    --
-------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the period June 27, 2006 (commencement of operations) through December 31, 2006, was designated for purposes of the dividends paid deduction as follows:

2006
-------------------------------------------------------------------------------
Distributions from net ordinary income *                             $6,251,758
Distributions from net long-term capital gains **                            --
-------------------------------------------------------------------------------

 * Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

** The Fund designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2006.

Notes to
    FINANCIAL STATEMENTS (continued)

At December 31, 2006, the Fund had an unused capital loss carryforward of $1,262 available for Federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire in 2014.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is based upon the average daily Managed Assets of the Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                FUND-LEVEL FEE RATE
-------------------------------------------------------------------------------
For the first $500 million                                                .7000%
For the next $500 million                                                 .6750
For the next $500 million                                                 .6500
For the next $500 million                                                 .6250
For Managed Assets over $2 billon                                         .6000
-------------------------------------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of December 31, 2006, the complex level fee rate was .1845%.

COMPLEX-LEVEL ASSETS(1)                                  COMPLEX-LEVEL FEE RATE
-------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
-------------------------------------------------------------------------------

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. NEW ACCOUNTING PRONOUNCEMENTS
Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund must begin to incorporate FIN 48 into its NAV calculation on June 29, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Fund.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS
Distributions to Shareholders
The Fund declared a distribution of $.1350 per share which was paid on February 1, 2007, to shareholders of record on January 15, 2007.

Financial
       HIGHLIGHTS
Selected data for a share outstanding throughout each period:

                                                                      Investment Operations              Less Distributions
                                                                 --------------------------------   ----------------------------
                                                                                      Net
                                                     Beginning          Net     Realized/                  Net
                                                     Net Asset   Investment    Unrealized           Investment   Capital
                                                         Value    Income(a)   Gain (Loss)   Total       Income     Gains   Total
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 12/31:
2006(b)                                              $   19.10   $      .38   $       .72   $1.10   $     (.68)  $     -   $(.68)
--------------------------------------------------------------------------------------------------------------------------------


                                                                      Ending     Ending
                                                        Offering   Net Asset     Market
                                                           Costs       Value      Value
--------------------------------------------------  -----------------------------------
Year Ended 12/31:
2006(b)                                             $       (.04)  $   19.48   $  20.40
--------------------------------------------------  -----------------------------------

*   Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) For the period June 27, 2006 (commencement of operations) through December 31, 2006.

                                                            Ratios/Supplemental Data
                            ----------------------------------------------------------------------------------------
                                           Ratios to Average Net Assets    Ratios to Average Net Assets
        Total Returns                              Before Credit                   After Credit
     --------------------                  -----------------------------   -----------------------------
     Based on    Based on                                            Net                             Net   Portfolio
       Market   Net Asset     Ending Net                      Investment                      Investment    Turnover
      Value**     Value**   Assets (000)       Expenses           Income       Expenses           Income        Rate
--------------------------------------------------------------------------------------------------------------------
         5.55%       5.56%  $    180,593       1.07%*           3.79%*         1.06%*           3.79%*           --%
--------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Board Members
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board Members of the Funds. The number of board members of the Fund is currently set at ten. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                           NUMBER OF PORTFOLIOS
                                                                     PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS         OVERSEEN BY
AND ADDRESS                 WITH THE FUNDS     OR APPOINTED(2)       DURING PAST 5 YEARS                   BOARD MEMBER
-------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
-------------------------------------------------------------------------------------------------------------------------------
Timothy R.                 Chairman of the     1994                  Chairman (since 1996) and Director            172
Schwertfeger(1)            Board and Board                           of Nuveen Investments, Inc., Nuveen
3/28/49                    Member                                    Investments, LLC; Chairman and
333 W. Wacker Drive                                                  Director (since 1997) of Nuveen
Chicago, IL 60606                                                    Asset Management; Chairman and
                                                                     Director of Rittenhouse Asset
                                                                     Management, Inc. (since 1999);
                                                                     Chairman of Nuveen Investments
                                                                     Advisers Inc. (since 2002);
                                                                     formerly, Chairman and Director
                                                                     (1996-2004) Nuveen Advisory Corp.
                                                                     and Nuveen Institutional Advisory
                                                                     Corp.(3); formerly, Director
                                                                     (1996-2006) of Institutional
                                                                     Capital Corporation.
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
-------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner          Lead Independent    1997                  Private Investor and Management               172
8/22/40                    Board member                              Consultant.
333 W. Wacker Drive
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown          Board member        1993                  Retired (since 1989) as Senior Vice           172
7/29/34                                                              President of The Northern Trust
333 W. Wacker Drive                                                  Company; Director (since 2002)
Chicago, IL 60606                                                    Community Advisory Board for
                                                                     Highland Park and Highwood, United
                                                                     Way of the North Shore; Director
                                                                     (since 2006) of the Michael Rolfe
                                                                     Pancreatic Cancer Foundation.
-------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans              Board member        1999                  President, The Hall-Perrine                   172
10/22/48                                                             Foundation, a private philanthropic
333 W. Wacker Drive                                                  corporation (since 1996); Director
Chicago, IL 60606                                                    and Vice Chairman, United Fire
                                                                     Group, a publicly held company;
                                                                     Adjunct Faculty Member, University
                                                                     of Iowa; Director, Gazette
                                                                     Companies; Life Trustee of Coe
                                                                     College and Iowa College
                                                                     Foundation; formerly, Director,
                                                                     Alliant Energy; formerly, Director,
                                                                     Federal Reserve Bank of Chicago;
                                                                     formerly, President and Chief
                                                                     Operating Officer, SCI Financial
                                                                     Group, Inc., a regional financial
                                                                     services firm.
-------------------------------------------------------------------------------------------------------------------------------
William C. Hunter          Board member        2004                  Dean, Tippie College of Business,             172
3/6/48                                                               University of Iowa (since July
333 W. Wacker Drive                                                  2006); formerly, Dean and
Chicago, IL 60606                                                    Distinguished Professor of Finance,
                                                                     School of Business at the
                                                                     University of Connecticut
                                                                     (2003-2006); previously, Senior
                                                                     Vice President and Director of
                                                                     Research at the Federal Reserve
                                                                     Bank of Chicago (1995-2003);
                                                                     Director (since 1997), Credit
                                                                     Research Center at Georgetown
                                                                     University; Director (since 2004)
                                                                     of Xerox Corporation; Director,
                                                                     SS&C Technologies, Inc. (May 2005-
                                                                     October 2005).
-------------------------------------------------------------------------------------------------------------------------------
David J. Kundert           Board member        2005                  Director, Northwestern Mutual                 170
10/28/42                                                             Wealth Management Company; Retired
333 W. Wacker Drive                                                  (since 2004) as Chairman, JPMorgan
Chicago, IL 60606                                                    Fleming Asset Management, President
                                                                     and CEO, Banc One Investment
                                                                     Advisors Corporation, and
                                                                     President, One Group Mutual Funds;
                                                                     prior thereto, Executive Vice
                                                                     President, Banc One Corporation and
                                                                     Chairman and CEO, Banc One
                                                                     Investment Management Group; Board
                                                                     of Regents, Luther College; member
                                                                     of the Wisconsin Bar Association;
                                                                     member of Board of Directors,
                                                                     Friends of Boerner Botanical
                                                                     Gardens; member of Board of
                                                                     Directors, Milwaukee Repertory
                                                                     Theater.

                                                                                                           NUMBER OF PORTFOLIOS
                                                                     PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS         OVERSEEN BY
AND ADDRESS                 WITH THE FUNDS     OR APPOINTED(2)       DURING PAST 5 YEARS                   BOARD MEMBER
-------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
-------------------------------------------------------------------------------------------------------------------------------
William J. Schneider       Board member        1997                  Chairman of Miller-Valentine                  172
9/24/44                                                              Partners Ltd., a real estate
333 W. Wacker Drive                                                  investment company; formerly,
Chicago, IL 60606                                                    Senior Partner and Chief Operating
                                                                     Officer (retired, 2004) of
                                                                     Miller-Valentine Group; formerly,
                                                                     Vice President, Miller-Valentine
                                                                     Realty; Board Member, Chair of the
                                                                     Finance Committee and member of the
                                                                     Audit Committee of Premier Health
                                                                     Partners, the not-for-profit
                                                                     company of Miami Valley Hospital;
                                                                     Vice President, Dayton Philharmonic
                                                                     Orchestra Association; Board
                                                                     Member, Regional Leaders Forum,
                                                                     which promotes cooperation on
                                                                     economic development issues;
                                                                     Director, Dayton Development
                                                                     Coalition; formerly, Member,
                                                                     Community Advisory Board, National
                                                                     City Bank, Dayton, Ohio and
                                                                     Business Advisory Council,
                                                                     Cleveland Federal Reserve Bank.
-------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale        Board member        1997                  Executive Director, Gaylord and               172
12/29/47                                                             Dorothy Donnelley Foundation (since
333 W. Wacker Drive                                                  1994); prior thereto, Executive
Chicago, IL 60606                                                    Director, Great Lakes Protection
                                                                     Fund (from 1990 to 1994).
-------------------------------------------------------------------------------------------------------------------------------
Carole E. Stone            Board Member        2007                  Director, Chicago Board Options               172
6/28/47                                                              Exchange (since 2006); Chair New
333 West Wacker Drive                                                York Racing Association Oversight
Chicago, IL 60606                                                    Board (since 2005); Commissioner,
                                                                     New York State Commission on Public
                                                                     Authority Reform (since 2005);
                                                                     formerly Director, New York State
                                                                     Division of the Budget (2000-2004),
                                                                     Chair, Public Authorities Control
                                                                     Board (2000-2004) and Director,
                                                                     Local Government Assistance
                                                                     Corporation (2000-2004).
-------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine         Board member        2005                  Senior Vice President for Business            172
1/22/50                                                              and Finance, Northwestern
333 W. Wacker Drive                                                  University (since 1997); Director
Chicago, IL 60606                                                    (since 2003), Chicago Board Options
                                                                     Exchange; Chairman (since 1997),
                                                                     Board of Directors, Rubicon, a pure
                                                                     captive insurance company owned by
                                                                     Northwestern University; Director
                                                                     (since 1997), Evanston Chamber of
                                                                     Commerce and Evanston Inventure, a
                                                                     business development organization;
                                                                     Director (since 2006), Pathways, a
                                                                     provider of therapy and related
                                                                     information for physically disabled
                                                                     infants and young children;
                                                                     formerly, Director (2003-2006),
                                                                     National Mentor Holdings, a
                                                                     privately-held, national provider
                                                                     of home and community-based
                                                                     services.

Board Members
       AND OFFICERS (CONTINUED)

                                                                                                           NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
AND ADDRESS                WITH THE FUNDS      OR APPOINTED(4)       DURING PAST 5 YEARS                   OVERSEEN BY OFFICER
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND:
-------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman       Chief               1988                  Managing Director (since 2002),               172
9/9/56                     Administrative                            Assistant Secretary and Associate
333 W. Wacker Drive        Officer                                   General Counsel, formerly, Vice
Chicago, IL 60606                                                    President and Assistant General
                                                                     Counsel, of Nuveen Investments,
                                                                     LLC; Managing Director (2002-2004),
                                                                     General Counsel (1998-2004) and
                                                                     Assistant Secretary, formerly, Vice
                                                                     President of Nuveen Advisory Corp.
                                                                     and Nuveen Institutional Advisory
                                                                     Corp.(3); Managing Director (since
                                                                     2002) and Assistant Secretary and
                                                                     Associate General Counsel,
                                                                     formerly, Vice President (since
                                                                     1997), of Nuveen Asset Management;
                                                                     Managing Director (since 2004) and
                                                                     Assistant Secretary (since 1994) of
                                                                     Nuveen Investments, Inc.; Assistant
                                                                     Secretary of NWQ Investment
                                                                     Management Company, LLC. (since
                                                                     2002); Vice President and Assistant
                                                                     Secretary of Nuveen Investments
                                                                     Advisers Inc. (since 2002);
                                                                     Managing Director, Associate
                                                                     General Counsel and Assistant
                                                                     Secretary of Rittenhouse Asset
                                                                     Management, Inc.; Assistant
                                                                     Secretary of Symphony Asset
                                                                     Management LLC (since 2003),
                                                                     Tradewinds NWQ Global Investors,
                                                                     LLC and Santa Barbara Asset
                                                                     Management, LLC; (since 2006);
                                                                     Chartered Financial Analyst.
-------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos         Vice President      2004                  Managing Director (since 2005),               172
9/22/63                                                              formerly, Vice President (since
333 W. Wacker Drive                                                  2002); formerly, Assistant Vice
Chicago, IL 60606                                                    President (since 2000) of Nuveen
                                                                     Investments, LLC; Chartered
                                                                     Financial Analyst.
-------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson        Vice President      2000                  Vice President (since 2002),                  172
2/3/66                     and Assistant                             formerly, Assistant Vice President
333 W. Wacker Drive        Secretary                                 (since 2000) of Nuveen Investments,
Chicago, IL 60606                                                    LLC.
-------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo          Vice President      1999                  Vice President and Treasurer of               172
11/28/67                                                             Nuveen Investments, LLC and of
333 W. Wacker Drive                                                  Nuveen Investments, Inc. (since
Chicago, IL 60606                                                    1999); Vice President and Treasurer
                                                                     of Nuveen Asset Management (since
                                                                     2002) and of Nuveen Investments
                                                                     Advisers Inc. (since 2002);
                                                                     Assistant Treasurer of NWQ
                                                                     Investment Management Company, LLC.
                                                                     (since 2002); Vice President and
                                                                     Treasurer of Nuveen Rittenhouse
                                                                     Asset Management, Inc. (since
                                                                     2003); Treasurer of Symphony Asset
                                                                     Management LLC (since 2003) and
                                                                     Santa Barbara Asset Management, LLC
                                                                     (since 2006); Assistant Treasurer,
                                                                     Tradewinds NWQ Global Investors,
                                                                     LLC (since 2006); formerly, Vice
                                                                     President and Treasurer (1999-2004)
                                                                     of Nuveen Advisory Corp. and Nuveen
                                                                     Institutional Advisory Corp.(3);
                                                                     Chartered Financial Analyst.
-------------------------------------------------------------------------------------------------------------------------------
John N. Desmond            Vice President      2005                  Vice President, Director of                   172
8/24/61                                                              Investment Operations, Nuveen
333 W. Wacker Drive                                                  Investments, LLC (since January
Chicago, IL 60606                                                    2005); formerly, Director, Business
                                                                     Manager, Deutsche Asset Management
                                                                     (2003- 2004), Director, Business
                                                                     Development and Transformation,
                                                                     Deutsche Trust Bank Japan
                                                                     (2002-2003); previously, Senior
                                                                     Vice President, Head of Investment
                                                                     Operations and Systems, Scudder
                                                                     Investments Japan, (2000-2002),
                                                                     Senior Vice President, Head of Plan
                                                                     Administration and Participant
                                                                     Services, Scudder Investments
                                                                     (1995-2002).

                                                                                                           NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
AND ADDRESS                WITH THE FUNDS      OR APPOINTED(4)       DURING PAST 5 YEARS                   OVERSEEN BY OFFICER
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger         Vice President      1998                  Vice President (since 2002),                  172
9/24/64                    and Secretary                             Assistant Secretary and Assistant
333 W. Wacker Drive                                                  General Counsel (since 1998)
Chicago, IL 60606                                                    formerly, Assistant Vice President
                                                                     (since 1998) of Nuveen Investments,
                                                                     LLC; Vice President (2002-2004) and
                                                                     Assistant Secretary (1998-2004)
                                                                     formerly, Assistant Vice President
                                                                     of Nuveen Advisory Corp. and Nuveen
                                                                     Institutional Advisory Corp.(3);
                                                                     Vice President and Assistant
                                                                     Secretary (since 2005) of Nuveen
                                                                     Asset Management.
-------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson          Vice President      1998                  Managing Director (since 2004),               172
10/24/45                                                             formerly, Vice President of Nuveen
333 W. Wacker Drive                                                  Investments, LLC, Managing Director
Chicago, IL 60606                                                    (2004) formerly, Vice President
                                                                     (1998-2004) of Nuveen Advisory
                                                                     Corp. and Nuveen Institutional
                                                                     Advisory Corp.(3); Managing
                                                                     Director (since 2005) of Nuveen
                                                                     Asset Management.
-------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald      Vice President      1995                  Managing Director (since 2002),               172
3/2/64                                                               formerly, Vice President of Nuveen
333 W. Wacker Drive                                                  Investments, LLC; Managing Director
Chicago, IL 60606                                                    (1997-2004) of Nuveen Advisory
                                                                     Corp. and Nuveen Institutional
                                                                     Advisory Corp.(3); Managing
                                                                     Director (since 2001) of Nuveen
                                                                     Asset Management; Vice President
                                                                     (since 2002) of Nuveen Investments
                                                                     Advisers Inc.; Chartered Financial
                                                                     Analyst.
-------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy             Vice President      1998                  Vice President (since 1993) and               172
5/31/54                    and Controller                            Funds Controller (since 1998) of
333 W. Wacker Drive                                                  Nuveen Investments, LLC; formerly,
Chicago, IL 60606                                                    Vice President and Funds Controller
                                                                     (1998-2004) of Nuveen Investments,
                                                                     Inc.; Certified Public Accountant.
-------------------------------------------------------------------------------------------------------------------------------
Walter M. Kelly            Chief Compliance    2003                  Vice President and Assistant                  172
2/24/70                    Officer and Vice                          Secretary (since 2006) formerly,
333 West Wacker Drive      President                                 Assistant Vice President and
Chicago, IL 60606                                                    Assistant General Counsel (since
                                                                     2003) of Nuveen Investments, LLC;
                                                                     Vice President (since 2006) and
                                                                     Assistant Secretary (since 2003)
                                                                     formerly, Assistant Vice President
                                                                     of Nuveen Asset Management;
                                                                     previously, Associate (2001-2003)
                                                                     at the law firm of Vedder, Price,
                                                                     Kaufman & Kammholz.
-------------------------------------------------------------------------------------------------------------------------------
David J. Lamb              Vice President      2000                  Vice President (since 2000) of                172
3/22/63                                                              Nuveen Investments, LLC; Certified
333 W. Wacker Drive                                                  Public Accountant.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar              Vice President      2002                  Vice President of Nuveen                      172
8/27/61                                                              Investments, LLC (since 1999).
333 W. Wacker Drive
Chicago, IL 60606

Board Members
       AND OFFICERS (CONTINUED)

                                                                                                           NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
AND ADDRESS                WITH THE FUNDS      OR APPOINTED(4)       DURING PAST 5 YEARS                   OVERSEEN BY OFFICER
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin            Vice President      1988                  Vice President, Assistant Secretary           172
7/27/51                    and Assistant                             and Assistant General Counsel of
333 W. Wacker Drive        Secretary                                 Nuveen Investments, LLC; formerly,
Chicago, IL 60606                                                    Vice President and Assistant
                                                                     Secretary of Nuveen Advisory Corp.
                                                                     and Nuveen Institutional Advisory
                                                                     Corp.(3); Vice President (since
                                                                     2005) and Assistant Secretary of
                                                                     Nuveen Investments, Inc.; Vice
                                                                     President (since 2005) and
                                                                     Assistant Secretary (since 1997) of
                                                                     Nuveen Asset Management; Vice
                                                                     President (since 2000), Assistant
                                                                     Secretary and Assistant General
                                                                     Counsel (since 1998) of Rittenhouse
                                                                     Asset Management, Inc.; Vice
                                                                     President and Assistant Secretary
                                                                     of Nuveen Investments Advisers Inc.
                                                                     (since 2002); Assistant Secretary
                                                                     of NWQ Investment Management
                                                                     Company, LLC (since 2002), Symphony
                                                                     Asset Management LLC (since 2003)
                                                                     and Tradewinds NWQ Global
                                                                     Investors, LLC and Santa Barbara
                                                                     Asset Management, LLC (since 2006).

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve a three year term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

(4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Investment
   MANAGEMENT AGREEMENT APPROVAL PROCESS

The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Fund and determining whether to approve the advisory arrangement. At a meeting held on May 11, 2006 (the "May Meeting"), the Board of Trustees of the Fund, including the independent Trustees, unanimously approved the Investment Management Agreement between the Fund and NAM.

THE APPROVAL PROCESS
To assist the Board in its evaluation of an advisory contract with NAM, the independent Trustees have received, in advance of this meeting or at prior meetings, materials which outlined, among other things, the services currently provided by NAM to other Nuveen funds and expected to be provided to the Fund; the organization of Nuveen, including the responsibilities of various departments and key personnel; NAM's (and NAM's predecessor's) performance record with other funds; the profitability of NAM (which incorporated Nuveen Investments other wholly-owned advisory subsidiaries); the expenses of NAM in providing the various services; the proposed management fees of NAM, including comparisons of such fees with the management fees of comparable, unaffiliated funds as well as with other comparable Nuveen funds, and the soft dollar practices of NAM, if any.

In addition to the foregoing materials, independent legal counsel to the independent Trustees reviewed with the independent Trustees their duties as Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the Board in voting on advisory agreements.

At the Board meeting, NAM made a presentation to and responded to questions from the Board. In connection with their continued service as Trustees of Nuveen funds, the Trustees have a good understanding of NAM's operations and capabilities. After the presentation and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the approval of the advisory contract. It is with this background that the Trustees considered the Investment Management Agreement with NAM. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the approval of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of NAM; (c) the costs of services and profitability of NAM; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES
In evaluating the nature, extent and quality of NAM's services, the Trustees considered the types of services that NAM or its affiliates currently provide to other Nuveen funds (as applicable) and that are expected to be provided to the Fund as well as narrative and/or statistical information concerning NAM's performance record with other funds they advise. In connection with their service as Trustees, the Trustees have previously reviewed information describing Nuveen's organization and its various departments, the experience and responsibilities of key personnel, and available resources. As noted, given the Trustees' experience with the other Nuveen funds and NAM, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of NAM. The Trustees also reviewed information regarding the various management tools to be employed in advising this Fund.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Fund) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment management services, NAM and its affiliates will provide the Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In evaluating the administrative services, the Trustees also considered, in particular, NAM's policies and procedures for assuring compliance with applicable laws and regulations in light of the enhanced SEC regulations governing compliance. In this regard, the Trustees previously have recognized NAM's focus on compliance and its compliance systems. In connection with their review of the advisory contracts of other Nuveen funds at their May 2005 meeting, the Trustees had previously received information regarding the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. The Trustees are

Investment
   MANAGEMENT AGREEMENT APPROVAL PROCESS (continued)

familiar with the level and quality of services NAM provides to the various Nuveen funds and the same level and quality of services can be expected to be provided to the Fund.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Investment Management Agreement were sufficient.

B. THE INVESTMENT PERFORMANCE OF NAM
As the Fund is new and does not have its own performance history, the Board reviewed (either at this meeting and/or earlier meetings) and considered performance information regarding NAM's past performance record with other funds or accounts.

C. FEES, EXPENSES AND PROFITABILITY
   1. FEES AND EXPENSES
   In evaluating the management fees and expenses that the Fund is expected to bear, the Trustees considered the Fund's proposed management fee structure, in absolute terms as well as compared with the fees of comparable, unaffiliated funds and of comparable Nuveen closed-end funds. At prior meetings, the Trustees reviewed the financial information of NAM and its affiliates, including revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's proposed management fees with the gross and net (after waivers, if any) advisory fees of unaffiliated, comparable funds and with comparable Nuveen closed-end funds. In this regard, the Trustees also considered the fund-level and complex-wide breakpoint schedules. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect These Economies of Scale."

   2. COMPARISONS WITH THE FEES OF OTHER CLIENTS
   Due to their experience with other Nuveen funds, the Trustees were familiar with the fees assessed to other clients of Nuveen or its affiliates. With respect to separately managed accounts, the advisory fees to such separately managed accounts are generally lower than those charged to the Fund. The Trustees have noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Fund, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates will provide numerous services to the Fund including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also have considered, among other things, the differences in product distribution, investor profiles and account sizes between the product lines. Accordingly, the Trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

   3. PROFITABILITY OF NUVEEN
   In conjunction with its review of fees, the Trustees also have previously reviewed the profitability of NAM (which included Nuveen Investments other wholly-owned advisory subsidiaries). At their Board meeting in May, 2005, the Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees had recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. At the May, 2005 meeting, the Trustees reviewed Nuveen's assumptions and methodology of allocating expenses and noted that the methods of allocation used appeared reasonable but also had recognized the inherent limitations in allocating costs among various advisory products. In reviewing profitability, the Trustees had recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees had considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. In their review, the Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by Nuveen. Based on the foregoing, the Trustees were satisfied that the level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to NAM as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the Fund, the Trustees determined that the advisory fees and expenses of the Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE
In reviewing compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedule of proposed advisory fees for the Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, which will include the Fund, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedules and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS
In evaluating fees, the Trustees also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with the Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees have recognized that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates.

F. APPROVAL
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreement were fair and reasonable, that NAM's fees are reasonable in light of the services provided to the Fund and the NAM Investment Management Agreement should be and was approved.

Reinvest Automatically
       EASILY AND CONVENIENTLY

NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO
SET UP YOUR REINVESTMENT ACCOUNT.


The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market, however, if shares begin trading at or above net asset value during the purchase period, the Fund will issue new shares at the greater of the net asset value of 95% of the then current market price. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                     Notes

                                     Notes

OTHER USEFUL
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments and (ii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com. Information regarding how the Fund voted proxies relating to portfolio securities held during the 12-month period ending June 30, 2007 will be available in July, 2007.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

The Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

The Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MARKET YIELD: Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Funds' cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PriceWaterhouseCoopers LLP
Chicago, IL

(BACK COVER PHOTO)

       NUVEEN INVESTMENTS:

       SERVING INVESTORS
                                FOR GENERATIONS

       Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

       Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

       WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

       Managing $162 billion in assets, as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds NWQ, a leader in global equities.

       FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

       To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

       Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                                                      LEARN MORE
                                                           ABOUT NUVEEN FUNDS AT
                                                              WWW.NUVEEN.COM/CEF

 - Share prices
 - Fund details
 - Daily financial news
 - Investor education
 - Interactive planning tools
                                                                     EAN-G-1206D

                                                                     NUVEEN LOGO

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. [There were no amendments to or waivers from the Code during the period covered by this report.] The registrant has posted the code of ethics on its website at www.nuveen.com/etf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                 Nuveen Global Government Enhanced Income Fund

The following tables show the amount of fees that PricewaterHouse Coopers, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with PricewaterHouse Coopers the Audit Committee approved in advance all audit services and non-audit services that PricewaterHouse Coopers provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

                                         AUDIT FEES BILLED      AUDIT-RELATED FEES             TAX FEES          ALL OTHER FEES
FISCAL YEAR ENDED                            TO FUND(1)          BILLED TO FUND(2)        BILLED TO FUND(3)      BILLED TO FUND(4)
----------------------------------------------------------------------------------------------------------------------------------
December  31, 2006                            $32,000                    $0                       $0                    $0
----------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                 0%                    0%                       0%                    0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------------------------
December 31, 2005                                 N/A                   N/A                      N/A                   N/A
----------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                 0%                    0%                       0%                    0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------------------------

(1) "Audit Fees" are the aggregate fees billed for professional services for the audit of the Fund's annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

(2) "Audit Related Fees" are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under "Audit Fees".

(3) "Tax Fees" are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.

(4) "All Other Fees" are the aggregate fees billed for products and services other than "Audit Fees", "Audit Related Fees", and "Tax Fees".

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by PricewaterHouse Coopers to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to PricewaterHouse Coopers by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.

FISCAL YEAR ENDED                       AUDIT-RELATED FEES                  TAX FEES BILLED TO                ALL OTHER FEES
                                       BILLED TO ADVISER AND                    ADVISER AND                 BILLED TO ADVISER
                                          AFFILIATED FUND                     AFFILIATED FUND              AND AFFILIATED FUND
                                         SERVICE PROVIDERS                  SERVICE PROVIDERS(1)            SERVICE PROVIDERS
----------------------------------------------------------------------------------------------------------------------------------
December  31, 2006                              $0                                $3,500                            $0
----------------------------------------------------------------------------------------------------------------------------------
Percentage approved                              0%                                    0%                            0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------------------------
December 31, 2005                              N/A                                   N/A                           N/A
----------------------------------------------------------------------------------------------------------------------------------
Percentage approved                              0%                                    0%                            0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------------------------

(1) The amounts reported for the Fund under the column heading "Tax Fees" represents amounts billed to the Adviser exclusively for the preparation for the Fund's tax return, the cost of which is borne by the Adviser. In the aggregate, for all Nuveen funds for which Pricewaterhouse Coopers serves as independent registered public accounting firm, these fees amounted to $140,700 in 2006 and $121,500 in 2005.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that PricewaterhouseCoopers billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that PricewaterhouseCoopers provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from PricewaterhouseCoopers about any non-audit services that PricewaterhouseCoopers rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PricewaterhouseCoopers' independence.

FISCAL YEAR ENDED                                               TOTAL NON-AUDIT FEES
                                                                BILLED TO ADVISER AND
                                                               AFFILIATED FUND SERVICE          TOTAL NON-AUDIT FEES
                                                               PROVIDERS (ENGAGEMENTS          BILLED TO ADVISER AND
                                                               RELATED DIRECTLY TO THE        AFFILIATED FUND SERVICE
                                     TOTAL NON-AUDIT FEES     OPERATIONS AND FINANCIAL          PROVIDERS (ALL OTHER
                                        BILLED TO FUND         REPORTING OF THE FUND)               ENGAGEMENTS)          TOTAL
---------------------------------------------------------------------------------------------------------------------------------
December  31, 2006                            $0                        $3,500                             $0             $3,500
December 31, 2005                            N/A                           N/A                            N/A                N/A

"Non-Audit Fees billed to Adviser" for both fiscal year ends represent "Tax Fees" billed to Adviser in their respective amounts from the previous table.


Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, William J. Schneider and Eugene S. Sunshine.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant invests its assets primarily in fixed income securities and cash management securities. In the rare event that a fixed income issuer were to issue a proxy or that the registrant were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the registrant's Board of Trustees or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the registrant's Board of Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Nuveen Asset Management (NAM) is the registrant's investment adviser. (NAM is also referred to as the "Adviser".) NAM, as Adviser, provides discretionary investment advisory services. NAM is responsible for the selection and on-going monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and administrative services. The following section provides information on the portfolio managers at the
Adviser:

     Item 8 (a)(1). PORTFOLIO MANAGER BIOGRAPHIES:

     Andrew J. Stenwall leads NAM's Taxable Fixed Income Team and is responsible for developing and administering the portfolio strategy of the team. Mr. Stenwall has been a Managing Director of NAM since August 2004. Prior to joining NAM, Mr. Stenwall served as the Fixed Income Chief Investment Officer for Banc of America Capital Management ("BACAP") from 2002 through 2004, prior to which he was a Managing Director in charge of BACAP's taxable fixed income management and the leader of its structured products team. Mr. Stenwall joined BACAP in June of 1997.

      Saied Simozar, Ph.D is the Managing Director--Global Interest Rate Strategies of NAM's Taxable Fixed Income Team (since December 2004), and he is responsible for managing all active interest-rate and currency positions across all taxable fixed-income portfolios. From October 2001 to October 2004, Dr. Simozar was the Managing Director of Global Interest Rate Strategies for BACAP where he was responsible for managing all non-U.S. interest rate positions and emerging market investments. From March 1998 to May 2001, he was a senior portfolio manager for Putnam Investments.


Item 8 (a)(2).  Other Accounts Managed


     Other Accounts Managed. In addition to their responsibilities for the management of the Fund, the team listed above is primarily responsible for the day-to-day portfolio management of the following accounts:

 PORTFOLIO                                    NUMBER OF
  MANAGER     TYPE OF ACCOUNT MANAGED         ACCOUNTS                ASSETS*
-----------   ---------------------          ----------           --------------
              Registered                                          $178.4 million
Andrew J.     Investment                         4
  Stenwall    Company
              Other Pooled                       0                             0
              Investment Vehicles
              Other Accounts                    78                  58.8 million

Saied
  Simozar     Registered
              Investment                         4                $178.4 million
              Company
              Other Pooled                       0                             0
              Investment Vehicles
              Other Accounts                    82                 57.8 million

-------
* Assets are as of December 31, 2006. None of the assets are subject to an advisory fee based on performance.

     Material Conflicts of Interest. NAM's Taxable Fixed Income Team's simultaneous management of the Fund and the other registered investment companies and other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities and orders placed on behalf of the Fund. NAM has adopted several policies that address such potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio trades under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time, and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, NAM has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.


ITEM 8 (a)(3). Fund Manager Compensation


      Salary and Cash Bonus. In addition to a salary and other guaranteed compensation, each member of the investment team is eligible to receive an annual cash bonus. The level of these bonuses and year to year changes to base compensation are based upon evaluations and determinations made by Mr. Stenwall for all team members reporting to him, and for all team members, including Mr. Stenwall, upon evaluations and determinations made by the CEO and President of Nuveen Investments. These reviews and evaluations take into account a number of factors, including the effectiveness of the team's investment strategies, the performance of the accounts for which the team serves as portfolio management relative to any benchmarks established for the accounts (which for the Fund will be the Fund's ability to meet the Fund's investment objectives, the team's and the individual's effectiveness in communicating investment performance to shareholders and their representatives, the team's and the individual's contribution to NAM's investment process and execution of investment strategies, and the team's overall assets under management. The cash bonus component is also impacted by the overall performance of Nuveen Investments in achieving its business objectives.

      Long-Term Incentive Compensation. Each member of the investment team is eligible to receive bonus compensation in the form of equity-based awards comprised of securities issued by Nuveen Investments or options thereon, and/or other forms of long-term deferred compensation. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also takes into account the individual's long-term potential with the firm.

ITEM 8 (a)(4).  OWNERSHIP OF JGG SECURITIES AS OF DECEMBER 31, 2006.

--------------------------------------------------------------------------------------------
NAME OF PORTFOLIO             $1-      $10,001-  $50,001-  $100,001-  $500,001-   OVER
MANAGER                NONE   $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
--------------------------------------------------------------------------------------------
Stenwall               X
--------------------------------------------------------------------------------------------
Simozar                X
--------------------------------------------------------------------------------------------


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Government Enhanced Income Fund
             -------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          ------------------------------------------
                           Jessica R. Droeger
                           Vice President and Secretary

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          ------------------------------------------
                           Gifford R. Zimmerman
                           Chief Administrative Officer
                           (principal executive officer)

Date: March 9, 2007

By (Signature and Title)* /s/ Stephen D. Foy
                          ------------------------------------------
                           Stephen D. Foy
                           Vice President and Controller
                           (principal financial officer)

Date: March 9, 2007

* Print the name and title of each signing officer under his or her signature.